INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	Percent	30-Sep-23	31-Dec-22

Federal statutory rates	21.00%	$(1,380,102)	$(1,376,005)
State income taxes	5.00%	(328,596)	(327,620)
Permanent differences	(0.50)%	32,860	32,762
Valuation allowance against net deferred tax assets	(25.50)%	1,675,838	1,670,864
Effective rate	0%	$-	$-

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

	Percent	31-Dec-22	31-Dec-21

Federal statutory rates	21%	$(1,376,005)	$(1,352,606)
State income taxes	5%	(327,620)	(317,573)
Permanent differences	-0.5%	32,762	31,757
Valuation allowance against net deferred tax assets	-25.5%	1,670,864	1,642,450
Effective rate	0%	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

At September 30, 2023 and December 31, 2022, the significant components of the deferred tax assets are summarized below:

	30-Sep-23	31-Dec-22
Deferred income tax asset
Net operation loss carryforwards	6,571,913	6,552,407
Total deferred income tax asset	1,708,697	1,702,621
Less: valuation allowance	(1,708,697)	(1,702,621)
Total deferred income tax asset	$-	$-

At December 31, 2022 and December 31, 2021, the significant components of the deferred tax assets are summarized below:

	31-Dec-22	31-Dec-21
Deferred income tax asset
Net operation loss carryforwards	6,552,407	6,440,981
Total deferred income tax asset	1,702,621	1,642,450
Less: valuation allowance	(1,702,621)	(1,642,450)
Total deferred income tax asset	$-	$-